[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 18, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Nuveen Investment Trust V (the “Registrant”)

            File No. 333-138592

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Nuveen Preferred Securities Fund and Nuveen NWQ Preferred Securities Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 14, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 18, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

Morrison C. Warren